Subsequent Events - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 17, 2018 USD ($) shares	Dec. 31, 2017 shares	Jan. 03, 2018 shares	Dec. 31, 2016 shares
Common stock, shares authorized		157,836,540		157,836,540
Common Stock, Voting Rights		One
Subsequent Event
Common stock, shares authorized			380,338,164
Stock Issued During Period, Shares, Conversion of Units	155,081,982
Conversion of Stock, Shares Issued	154,593,455
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.1540
Stock Issued During Period, Value, Conversion of Units | $	$ 20.0
Reverse stock split, conversion ratio	6
Warrants for purchase	2,000,000
Common Stock, Voting Rights	If at any one time a Fund individually owns stock in excess of 19.5% of the then issued and outstanding voting stock of Evofem Biosciences, then the stock held by each Fund shall be limited, in the aggregate, to 19.5% of the total votes. As of the close of the Merger, WEIF individually owned more than 19.5% of the Company's voting stock in the aggregate and, therefore, WEIF's voting percentage is limited to 19.5% of the total voting capital.
Subsequent Event | Series D excluding Series D 2X Liquidation Preference
Stock exchanged	515,924